REVENUE RECOGNITION	6 Months Ended
Jun. 30, 2023
Revenue Recognition [Abstract]
REVENUE RECOGNITION
NOTE 11 - REVENUE RECOGNITION

Revenue Recognition

Revenue is recognized when the promised services are performed for our clients, and the amount that reflects the consideration we are entitled to receive in exchange for those services is determined. The Company’s revenues are recorded net of any sales taxes.

The following table presents the Company’s revenues according to the Company’s segments:

	Period ended June 30,
	2023	2022

Aviation Security	$146,837	$107,237
Other Aviation Related Services	31,328	23,954
Authentication Technology	26,243	24,820
Total revenues	$204,408	$156,011

The following table presents the Company’s revenues generated from customers by geographical area based on the geographical location of the customers invoicing address:

	Period ended June 30,
	2023		2022

Germany	$56,189	27.5%	$57,064	36.6%
United States	50,034	24.5%	42,843	27.5%
The Netherlands	46,436	22.7%	28,383	18.2%
Spain	39,176	19.2%	17,300	11.1%
Other countries	12,573	6.2%	10,421	6.7%
Total revenues	$204,408	100.0%	$156,011	100.0%

Deferred Revenues

The Company records deferred revenues when cash payments are received or due in advance of our performance. Deferred revenues as of June 30, 2023 and December 31, 2022 were $3,616 and $3,570, respectively shown as part of the accrued expenses and other current liabilities and $0 and $336 shown as other liabilities. Revenue recognized for the periods ended June 30, 2023 and 2022 that was included in the deferred revenue at the beginning of each period was $3,569 and $2,217, respectively.